Commitments and Contingencies - Narrative (Details) $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2016 USD ($) Guarantee_contracts		Mar. 31, 2015	Dec. 31, 2015 USD ($) Guarantee_contracts		Dec. 31, 2014 USD ($)		Dec. 31, 2013 USD ($)
Commitments And Contingencies Disclosure [Line Items]
Additional investment commitment - other investments				$ 127,600
Time period over which commitment exists - limited partnerships				6 years
Additional investment commitment - investments in affiliates				$ 163,200
Time period over which commitment exists, investments in affiliates				4 years 10 months 24 days
Maximum percentage tax on branch profits, contingent				30.00%
Total rent expense under operating leases				$ 71,100		$ 36,600		$ 38,700
Capital lease asset recognized				73,400		82,800
Deferred gain on sale/leaseback transaction				22,300		$ 25,200
Future minimum lease payments				171,642
Total gross claim liability recorded	$ 0			$ 0
Weighted average contractual term to maturity in years	23 years 11 months 12 days		24 years 2 months 12 days	24 years 2 months 12 days		25 years 2 months 12 days
Shareholders' equity | Credit concentration risk
Commitments And Contingencies Disclosure [Line Items]
Maximum percentage of aggregate direct investment in any single corporate issuer				5.00%
Letter of credit facility
Commitments And Contingencies Disclosure [Line Items]
Letters of credit, amount outstanding	$ 2,548,085			$ 2,515,653	[1],[2],[3]	$ 1,790,561	[1]
Percentage of letters of credit collateralized by investment portfolios	51.30%	[3]		50.90%	[1],[3]	66.20%	[1]
Financial guarantee related to securities including some issued by European financials
Commitments And Contingencies Disclosure [Line Items]
Number of financial guarantee contracts | Guarantee_contracts	2			2

[1]	As of December 31, 2015 and December 31, 2014, there were fifteen and eight available credit facilities, respectively.
[2]	As of March 31, 2016 and December 31, 2015 the stated portion of allowable credit facilities permitted to be utilized for revolving loans was $1.4 billion. However, as of March 31, 2016 and December 31, 2015, $526.5 million and $527.1 million, respectively, of such facilities' limits were utilized to issue letters of credit, leaving $823.5 million and $822.9 million, respectively, available either to issue additional letters of credit or to support other operating or financing needs under these particular facilities.
[3]	As of March 31, 2016 and December 31, 2015, there were fifteen available credit facilities